SIGNIFICANT JUDGMENTS ESTIMATES AND ASSUMPTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS
Capitalized Mineral Property Costs Written Off	$ 1,278,816	$ 0	$ 0
Voting Rights Percentage	50.00%
(impairment)/recovery Of Mineral Property		(13,708,200)
Impairment Of Receivables	$ 81,321	0	0
Impairment Of Prepaid Expenses	0	121,125	51,828
Trade Receivables Written Off	$ 30,415	$ 470,278	$ 16,304